Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Carrying amount
Mobile Broadband Concession	$71,761	$65,371
Computer software	579	551
Goodwill	217	217
Others	170	144
	$72,727	$66,283

	Mobile Broadband Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2022	$108,338	$3,203	$291	$413	112,245
Additions-acquired separately	1,625	257	—	11	1,893
Disposal	—	(663)	—	(2)	(665)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	1	—	—	1
Balance on December 31, 2022	$109,963	$2,798	$291	$422	$113,474
Accumulated amortization and impairment
Balance on January 1, 2022	$(25,518)	$(2,530)	$(74)	$(178)	$(28,300)
Amortization expenses	(6,295)	(310)	—	(38)	(6,643)
Disposal	—	664	—	1	665
Impairment losses	—	—	—	(9)	(9)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2022	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Balance on December 31, 2022, net	$78,150	$622	$217	$198	$79,187
Cost
Balance on January 1, 2023	$109,963	$2,798	$291	$422	$113,474
Additions-acquired separately	—	231	—	6	237
Disposal	—	(499)	—	(6)	(505)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	3	—	—	3
Balance on December 31, 2023	$109,963	$2,533	$291	$422	$113,209
Accumulated amortization and impairment
Balance on January 1, 2023	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Amortization expenses	(6,389)	(276)	—	(34)	(6,699)
Disposal	—	499	—	6	505
Effect of foreign exchange differences	—	(1)	—	—	(1)
Others	—	—	—	—	—
Balance on December 31, 2023	$(38,202)	$(1,954)	$(74)	$(252)	$(40,482)
Balance on December 31, 2023, net	$71,761	$579	$217	$170	$72,727
Cost
Balance on January 1, 2024	$109,963	$2,533	$291	$422	$113,209
Additions-acquired separately	—	229	—	5	234
Disposal	—	(358)	—	(8)	(366)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	24	—	—	24
Balance on December 31, 2024	$109,963	$2,428	$291	$419	$113,101
Accumulated amortization and impairment
Balance on January 1, 2024	$(38,202)	$(1,954)	$(74)	$(252)	$(40,482)
Amortization expenses	(6,390)	(278)	—	(31)	(6,699)
Disposal	—	358	—	8	366
Effect of foreign exchange differences	—	—	—	—	—
Others	—	(3)	—	—	(3)
Balance on December 31, 2024	$(44,592)	$(1,877)	$(74)	$(275)	$(46,818)
Balance on December 31, 2024, net	$65,371	$551	$217	$144	$66,283